Equity, Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended
		Nov. 14, 2017	Oct. 18, 2017	Aug. 14, 2017	Sep. 30, 2017		Jun. 30, 2017 [1]	Mar. 31, 2017 [1]	Dec. 31, 2016
Distribution Made to Member or Limited Partner
Quarterly Distribution Per Unit					$ 0.9852	[1],[2]	$ 0.9710	$ 0.9400	$ 0.9100
Total Cash Distribution including general partner IDRs (in millions)					$ 201	[1],[2]	$ 147	$ 140	$ 140
Date of Distribution					Nov. 14, 2017	[1],[2]	Aug. 14, 2017	May 15, 2017	Feb. 14, 2017
Unitholders Record Date					Nov. 03, 2017	[1],[2]	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017
Subsequent Event
Distribution Made to Member or Limited Partner
Distribution Made to Limited Partner, Declaration Date			Oct. 18, 2017
Distribution Made to Limited Partner, Cash Distributions Paid		$ 125
Western Refining Logistics
Distribution Made to Member or Limited Partner
Quarterly Distribution Per Unit	[3],[4]				$ 0.4675
Distribution Made to Limited Partner, Cash Distributions Paid				$ 33
Western Refining Logistics | Subsequent Event
Distribution Made to Member or Limited Partner
Date of Distribution		Aug. 18, 2017
Distribution Made to Limited Partner, Declaration Date			Jul. 25, 2017

[1]	This distribution is net of $12.5 million waived by TLGP on either IDRs or common units for each of the three months ended September 30, 2017, June 30, 2017, and March 31, 2017.
[2]	This distribution was declared on October 18, 2017 and will be paid on the date of distribution.
[3]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[4]	Total general partner earnings and limited partner earnings on common units for the nine months ended September 30, 2017 differ from the amounts recognized in equity as of September 30, 2017. The table above reconciles general and limited earnings calculated using the ownership structure in place after the WNRL Merger and IDR/GP Transaction to amounts recorded to equity as of September 30, 2017 by showing the earnings that were allocated to the general partner’s capital account based on the ownership structure in place for three months ended September 30, 2017.